Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents
Total cash equivalents	$ 10,955	$ 11,793
Liabilities
Warrants	10,820	4,963
Contingent consideration – other liabilities	13,897	9,271
Liabilities	24,717	14,234
Money market funds
Cash equivalents
Total cash equivalents	10,955	11,793
Level 1
Cash equivalents
Total cash equivalents	10,955	11,793
Liabilities
Warrants	10,820	0
Contingent consideration – other liabilities	0	0
Liabilities	10,820	0
Level 1 | Money market funds
Cash equivalents
Total cash equivalents	10,955	11,793
Level 2
Cash equivalents
Total cash equivalents	0	0
Liabilities
Warrants	0	0
Contingent consideration – other liabilities	0	0
Liabilities	0	0
Level 2 | Money market funds
Cash equivalents
Total cash equivalents	0	0
Level 3
Cash equivalents
Total cash equivalents	0	0
Liabilities
Warrants	0	4,963
Contingent consideration – other liabilities	13,897	9,271
Liabilities	13,897	14,234
Level 3 | Money market funds
Cash equivalents
Total cash equivalents	$ 0	$ 0